Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Contract liabilities and unearned revenues (Note 5)	₱ 3,558	₱ 976
Total provision for asset retirement obligations	2,121	2,000	₱ 1,767
Accrual of capital expenditures under long-term financing	300	1,542
Others	105	150
Deferred credits and non other liabilities	₱ 6,084	₱ 4,668